As filed with the Securities and Exchange Commission on December 29, 1997
                    Securities Act of 1933 File No. 333-35065
                Investment Company Act of 1940 File No. 811-3626


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          -----------------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 2

                        ---------------------------------

                            CITIZENS INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                One Harbour Place
                                    Suite 525
                             Portsmouth, N.H. 03801

                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (603) 436-5152

                                 Sophia Collier
                                One Harbour Place
                                    Suite 525
                             Portsmouth, N.H. 03801
                     (Name and Address of Agent for Service)

     It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485


--------------------
[bullet] This N-14 filing relates to the Working Assets Money Market Portfolio (Retail Class), Citizens Income Portfolio, Citizens Index Portfolio (Retail Class), Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio and Eofund.





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                            CITIZENS INVESTMENT TRUST
                                CROSS INDEX PAGE
         WORKING ASSETS MONEY MARKET, CITIZENS INCOME, CITIZENS EMERGING
          GROWTH, CITIZENS GLOBAL EQUITY AND CITIZENS INDEX PORTFOLIOS


Part A INFORMATION REQUIRED IN A PROSPECTUS

     Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-35065), as filed with the Securities and Exchange Commission on September 5, 1997 (Accession No. 0000950146-97-001409).


Part B INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


     Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-35065), as filed with the Securities and Exchange Commission on September 5, 1997(Accession No. 0000950146-97-001409).

PART C: OTHER INFORMATION

     Items 15 and 17 of Part C of Form N-14 are incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement (File No. 333-35065), as filed with the Securities and Exchange Commission on October 8, 1997 (Accession No. 0000950146-97-001515). Information required by Item 16 of Part C of Form N-14 is set forth herein.


Item 16.  Exhibits:

     (1)  declaration of trust: material currently on file ***

     (2)  by-laws: material currently on file ***

     (3)  not applicable

     (4)  copies of the agreement of reorganization **

     (5)  not applicable

     (6)  management agreement: material currently on file
          (a) management agreement *
          (b) renewal of management agreement ***
          (c) amendment to management agreement dated May 30, 1996 ***
          (d) form of sub-investment advisory agreement ***

     (7)  distribution agreement: material currently on file
          (a) distribution agreement, as amended *
          (b) renewal of distribution agreement ***
          (c) amendment to distribution agreement dated May 6, 1996 ***
          (d) amendment to distribution agreement dated May 30, 1996 ***

     (8)  not applicable
     (9)  custodian agreement: material currently on file ****
     (10) Rule 12b-1 distribution plan: material currently on file *
     (11) opinion and consent of counsel as to the legality of the securities being registered **
           (a)  Tax opinion of counsel: included herein

----------------
* Incorporated by reference to Amendment No.27 to the Registrant's Registration Statement (File No.. 2-80886), as filed with the Securities and Exchange Commission.
** Incorporated within the Registrant's N-14 dated September 5, 1997: material currently on file (Accession No. 0000950146-97-001409).
*** Incorporated by reference to Amendment No. 34 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission.
**** Incorporated by reference to Amendment No. 35 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission.
***** Incorporated by reference to Amendment Nos. 12 and 14 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission.

     (12) not applicable
     (13) other material contracts:
          (a) administrative agreement as amended *
          (b) amendment to administrative agreement ***
     (14) consent of independent certified public accountants as to use of their report **
     (15) not applicable
     (16) power of attorneys: material currently on file *****
     (17a) Rule 24f-2 Notice of Election of Registrant: material currently on file (Accession No. 0000929638-97-000212)
     (17b) Prospectus for the Trust dated December 8, 1997: material currently on file (Accession No. 0000950146-97-001894)
     (17c) Statement of Additional Information for the Trust, dated October 3, 1997 as amended December 8, 1997: material currently on file (Accession No. 0000950146-97-001515)
     (17d) Annual Report to Shareholders of the Trust for the fiscal year ended June 30, 1997: material currently on file (Accession No. 0000950146-96-001499)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portsmouth and State of New Hampshire on the 29th day of December, 1997.

                                   CITIZENS INVESTMENT TRUST

                                   By      /s/ Joseph F. Keefe
                                      ----------------------------------
                                           Joseph F. Keefe, Secretary


/s/ Joseph F. Keefe
-------------------------------------------------Secretary
     Joseph F. Keefe                             Executive Vice President and
                                                 General Counsel

Azie Taylor Morton*
------------------------------------------- Trustee
     (Azie Taylor Morton)

William Glenn*
------------------------------------------- Trustee
     (William Glenn)

Ada Sanchez*
------------------------------------------- Trustee
     (Ada Sanchez)

J.D. Nelson*
------------------------------------------- Trustee
     (J.D. Nelson)

Juliana Eades*
------------------------------------------- Trustee
     (Juliana Eades)

Lokelani Devone*
------------------------------------------- Trustee
     (Lokelani Devone )

Robert B. Reich*
------------------------------------------- Trustee
     (Robert B. Reich)

Mitchell Johnson*
------------------------------------------- Trustee
     (Mitchell Johnson)

Sophia Collier*
------------------------------------------- Trustee
     (Sophia Collier)

*  By  Joseph F. Keefe    Attorney in Fact   /s/ Joseph F. Keefe
                                             -------------------

See Power of Attorney dated December 1, 1997, filed with the commission on December 8, 1997.




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                        EXHIBIT INDEX


     Exhibit No.                        Description

           (11a)                        Tax Opinion of counsel